RBC Mid Cap Value Fund
RBC Mid Cap Value Fund

Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the RBC Funds. More information about these and other discounts is available from your financial professional and under the subheading “Reducing the Initial Sales Charge on Purchases of Class A Shares” on page 63 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - RBC Mid Cap Value Fund	Class A		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	none	[1]	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%		2.00%
[1]	A 1.00% Contingent Deferred Sales Charge ("CDSC") is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - RBC Mid Cap Value Fund		Class A	Class I
Management Fees		0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		42.53%	3.24%
Total Annual Fund Operating Expenses		43.48%	3.94%
Fee Waiver and/or Expense Reimbursement	[1],[2]	(42.56%)	(3.27%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1]	0.92%	0.67%
[1]	Restated to reflect current fees.
[2]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund's business and acquired fund fees and expenses) to 0.92% of the Fund's average daily net assets for Class A shares and 0.67% for Class I shares. This expense limitation agreement is in place until January 31, 2018 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund's board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses during any of the previous 12 months, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year's expense cap. In addition, the Advisor has contractually agreed to waive fees and/or pay operating expenses through October 31, 2017 for the Fund in order to maintain net annual fund operating expenses to 0.80% of the Fund's average daily net assets for Class A shares and 0.55% for Class I shares.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - RBC Mid Cap Value Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A	663	6,227	8,333	9,502
Class I	68	899	1,748	3,949

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 229% of the average value of its portfolio

Principal Investment Strategies

The Fund normally invests at least 80% of its assets in common stocks of mid-sized companies that are considered to be undervalued in relation to earnings, dividends and/or assets. For purposes of this policy, “assets” is defined as net assets, plus the amount of any borrowings for investment purposes. Mid-sized companies are defined by the Fund as companies that fall within the market capitalization range of the Russell Midcap® Value Index at the time of purchase. As of May 27, 2016, the market capitalization range for the Russell Midcap® Value Index was approximately $2.0 billion to $26.2 billion. The Advisor uses a disciplined, bottom-up approach to select stocks for the Fund’s portfolio with a focus on fundamental research and qualitative analysis. This analysis considers factors such as attractive and sustainable business fundamentals, financial strength, management strength and low valuation. The Fund normally invests for the long-term, but may sell a security at any time the Advisor considers the security to be overvalued or otherwise unfavorable. The Fund expects to invest primarily in securities of U.S.-based companies, but may also invest in securities of non-U.S. companies.

Principal Risks

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Equity Market Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. A Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.

Mid-Sized Company Risk. Stocks of mid-sized companies may carry greater risks than those of larger companies because mid-sized companies may have less management experience, competitive strengths and financial resources than larger companies. Mid-sized companies may also be more vulnerable to adverse business or economic events and may be more volatile than larger companies.

Value Investing Risk. Value stocks may not increase in price as anticipated by the Advisor if they fall out of favor with investors or the markets favor faster-growing companies.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. The returns for Class A shares may be different than the returns of Class I shares shown in the bar chart and performance table because expenses of the two classes differ. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

RBC Mid Cap Value Fund – Class I Annual Total Returns

During the periods shown in the chart for the RBC Mid Cap Value Fund – Class I:
	Quarter	Year	Returns
Best quarter:	Q4	2011	18.10%
Worst quarter:	Q3	2011	(23.41)%

Performance Table

The table below shows before and after-tax returns for Class I shares only. Before-tax returns for Class A shares assume applicable maximum sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. The inception dates of Class I shares and Class A shares of the Fund are December 31, 2009 and October 26, 2015, respectively. Performance shown for Class A prior to its inception date is based on the performance of Class I shares, adjusted to reflect the fees and expenses of Class A shares and the applicable sales charges.

Average Annual Total Returns (for the periods ended December 31, 2016)

Average Annual Total Returns - RBC Mid Cap Value Fund	Past Year	Past 5 Years	Since Inception	Inception Date
Class I	14.46%	14.91%	13.61%	Dec. 31, 2009
Class I | After Taxes on Distributions	13.35%	11.08%	9.65%	Dec. 31, 2009
Class I | Return After Taxes on Distributions and Sale of Shares	8.41%	10.39%	9.32%	Dec. 31, 2009
Class A	7.66%	13.46%	12.60%	Oct. 26, 2015
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	20.00%	15.70%	14.32%	Dec. 31, 2009

RBC Mid Cap Value Fund | Classes | Class I
Best quarter:
Dec. 31, 2011
18.10%
Worst quarter:
Sep. 30, 2011
(23.41%)